Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Schedule of Assets and Liabilities Disposal of Discontinued Operations

The following tables set forth the assets, liabilities, results of operations and cash flows of the discontinued operations, which were included in the Company’s consolidated financial statements.

	Disposal Date	As of December 31, 2022
	USD	USD
Cash and cash equivalents	$328,358	$1,833,843
Accounts receivable, net	1,888,383	3,026,618
Prepayments	238,566	306,192
Other receivables	945,753	2,735,617
Loans receivable	3,361,151	1,472,217
Amount due from related parties	4,306,134	877,598
Assets held for sale, current	11,068,345	10,252,085
Investment in sub
Property and equipment, net	6,320,716	7,613,938
Deferred tax assets	9	9
Deposits	1,700,347	1,734,692
Assets held for sale, non-current	8,021,071	9,348,639
Total assets held for sale	$19,089,416	$19,600,724
Short-term bank borrowings	$1,158,360	$666,937
Accounts and notes payable	2,891,018	3,202,323
Other payables and accrued liabilities	2,525,421	597,037
Amount due to related parties	-	-
Tax payable	2,771,059	2,904,176
Current maturities of long-term bank borrowings	-	-
Current portion of capital lease and financing obligations	686,900	704,504
Liabilities held for sale, current	10,032,758	8,074,978
Long-term bank borrowings	687,902	1,158,642
Liabilities held for sale, non-current	687,902	1,158,642
Total liabilities held for sale	10,720,659	9,233,620

	For the years ended December 31,
	2023	2022
	USD	USD
Revenues	$12,784,074	$50,558,732
Costs of car rental services	(13,020,751)	(43,966,881)
General and administrative expenses	(869,482)	(2,940,140)
Sales and marketing expenses	(403,754)	(675,307)
Loss from operations of discontinued operations	(1,509,913)	2,976,404
Total other income (expenses), net	(60,824)	(718,016)
(Loss) income from discontinued operations before income tax expense	(1,570,737)	2,258,388
Income tax expense	(5,357)	(303,873)
Net (loss) income from discontinued operations, net of tax	$(1,576,094)	$1,954,515
	For the years ended December 31,
	2023	2022
	USD	USD
Net cash (used in)/provided by discontinued operating activities	2,271,892	2,575,382
Net cash (used in)/provided by discontinued investing activities	(3,484,697)	(2,092,305)

The following table presents the loss on disposal of discontinued operations related to the disposal of the car-hailing and driver management services business for the year ended December 31, 2023:

For the years ended December 31, 2023
USD
Cash consideration received for sale of car-hailing and driver management services business	$-
Carrying value of net assets transferred	8,368,757
Gain on disposal of discontinued operations	$(8,368,757)